Debt Obligations (Long-term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt Obligations [Abstract]
Due within one year	$ 0.4
Due within two years	470.4
Due within three years	425.1
Due within four years	0.1
Due within five years	450.1
Thereafter	1,252.8
Unamortized adjustments to market value from purchase accounting	20.7
Total	$ 2,598.9